Right of use assets, net	12 Months Ended
Dec. 31, 2022
Rights of Use [Abstract]
Right of use assets, net	Right of use assets, net
    Changes in the Group’s right of use assets, net in 2022 and 2021 were as follows:

	Agricultural partnerships (*)	Others	Total
At January 1, 2021
Opening net book amount	192,270	17,424	209,694
Exchange differences	(10,191)	(55)	(10,246)
Additions and re-measurements	95,030	15,497	110,527
Depreciation	(41,138)	(8,061)	(49,199)
Closing net book amount	235,971	24,805	260,776

At December 31, 2022
Opening net book amount	235,971	24,805	260,776
Exchange differences	13,223	1,593	14,816
Additions and re-measurements	140,724	7,204	147,928
Depreciation	(56,356)	(6,983)	(63,339)
Closing net book amount	333,562	26,619	360,181

    (*) Agricultural partnership has an average term of 6 years.

Depreciation charges are included in “Cost of production of Biological Assets,”“Cost of production of manufactures products,”“General and administrative expenses,”“Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2022, 2021 and 2020.